Consolidated Balance Sheets - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEPOSITS ON DEMAND	€ 110,995	€ 76,454	€ 77,751
FINANCIAL ASSETS HELD FOR TRADING	125,458	148,187	146,346
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	34,782	31,609	45,043
FINANCIAL ASSETS AVAILABLE-FOR-SALE:	133,271	116,774	122,036
LOANS AND RECEIVABLES	903,013	840,004	836,156
INVESTMENTS HELD-TO-MATURITY	13,491	14,468	4,355
HEDGING DERIVATIVES, ASSETS	8,537	10,377	7,727
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS	1,287	1,481	1,379
INVESTMENTS	6,184	4,836	3,251
Joint ventures entities	1,987	1,594	1,592
Associated companies	4,197	3,242	1,659
REINSURANCE ASSETS	341	331	331
TANGIBLE ASSETS	22,974	23,286	25,320
Property, plant and equipment:	20,650	20,770	19,335
Investment property:	2,324	2,516	5,985
INTANGIBLE ASSETS	28,683	29,421	29,430
Goodwill	25,769	26,724	26,960
Other intangible assets	2,914	2,697	2,470
TAX ASSETS	30,243	27,678	27,814
Current tax assets	7,033	6,414	5,769
Deferred tax assets	23,210	21,264	22,045
OTHER ASSETS	9,766	8,447	7,675
Insurance contracts linked to pensions	239	269	299
Inventories	1,964	1,116	1,013
Other	7,563	7,062	6,363
NON-CURRENT ASSETS HELD FOR SALE	15,280	5,772	5,646
TOTAL ASSETS	1,444,305	1,339,125	1,340,260
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	107,624	108,765	105,218
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	59,616	40,263	54,768
FINANCIAL LIABILITIES AT AMORTIZED COST	1,126,069	1,044,240	1,039,343
HEDGING DERIVATIVES, LIABILITIES	8,044	8,156	8,937
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES	330	448	174
LIABILITIES UNDER INSURANCE CONTRACTS	1,117	652	627
PROVISIONS	14,489	14,459	14,494
TAX LIABILITIES	7,592	8,373	7,725
Current tax liabilities	2,755	2,679	2,160
Deferred tax liabilities	4,837	5,694	5,565
OTHER LIABILITIES	12,591	11,070	10,221
TOTAL LIABILITIES	1,337,472	1,236,426	1,241,507
SHAREHOLDERS' EQUITY	116,265	105,977	102,402
CAPITAL	8,068	7,291	7,217
SHARE PREMIUM	51,053	44,912	45,001
EQUITY INSTRUMENTS ISSUED OTHER THAN CAPITAL	525
OTHER EQUITY	216	240	214
ACCUMULATED RETAINED EARNINGS	53,437	49,953	46,429
OTHER RESERVES	(1,602)	(949)	(669)
Reserves or accumulated losses in joint ventures investments	724	466	291
Other reserve components	(2,326)	(1,415)	(960)
(-) OWN SHARES	(22)	(7)	(210)
PROFIT ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT	6,619	6,204	5,966
(-) DIVIDENDS	(2,029)	(1,667)	(1,546)
OTHER COMPREHENSIVE INCOME	(21,776)	(15,039)	(14,362)
ITEMS NOT RECLASSIFIED TO PROFIT OR LOSS:	(4,034)	(3,933)	(3,166)
Actuarial gains or ( ) losses on defined benefit pension plans	(4,033)	(3,931)	(3,165)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, not reclassified	(1)	(2)	(1)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS:	(17,742)	(11,106)	(11,196)
Hedge of net investments in foreign operations (Effective portion)	(4,311)	(4,925)	(3,597)
Exchange differences	(15,430)	(8,070)	(8,383)
Hedging derivatives. Cash flow hedges (Effective portion)	152	469	171
Financial assets available-for-sale	2,068	1,571	844
Other recognized income and expense of investments in subsidiaries, joint ventures and associates, may be reclassified	(221)	(151)	(231)
NON-CONTROLLING INTEREST	12,344	11,761	10,713
Other comprehensive income	(1,436)	(853)	(1,227)
Other items	13,780	12,614	11,940
TOTAL EQUITY	106,833	102,699	98,753
TOTAL LIABILITIES AND EQUITY	1,444,305	1,339,125	1,340,260
Provision for pensions and other employment defined benefit obligations
LIABILITIES AND EQUITY
PROVISIONS	6,345	6,576	6,356
Provision for other long term employee benefits
LIABILITIES AND EQUITY
PROVISIONS	1,686	1,712	1,916
Provision for taxes and other legal contingencies
LIABILITIES AND EQUITY
PROVISIONS	3,181	2,994	2,577
Provision for commitments and guarantees given
LIABILITIES AND EQUITY
PROVISIONS	617	459	618
Other provisions member
LIABILITIES AND EQUITY
PROVISIONS	2,660	2,718	3,027
For own use
ASSETS
Property, plant and equipment:	8,279	7,860	7,949
Leased out under an operating lease
ASSETS
Property, plant and equipment:	12,371	12,910	11,386
Investment property:	1,332	1,567	4,777
Derivatives
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	57,892	74,369	76,414
Short positions
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	20,979	23,005	17,362
Deposits
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	28,753	11,391	11,442
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	55,971	37,472	51,394
FINANCIAL LIABILITIES AT AMORTIZED COST	883,320	791,646	795,679
Deposits - Central banks
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	282	1,351	2,178
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	8,860	9,112	16,486
FINANCIAL LIABILITIES AT AMORTIZED COST	71,414	44,112	38,872
Deposits - Credit institutions
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	292	44	77
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	18,166	5,015	8,551
FINANCIAL LIABILITIES AT AMORTIZED COST	91,300	89,764	109,209
Deposits - Customers
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING	28,179	9,996	9,187
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	28,945	23,345	26,357
FINANCIAL LIABILITIES AT AMORTIZED COST	720,606	657,770	647,598
Marketable debt securities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	3,056	2,791	3,373
FINANCIAL LIABILITIES AT AMORTIZED COST	214,910	226,078	222,787
Other financial liabilities
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	589		1
FINANCIAL LIABILITIES AT AMORTIZED COST	27,839	26,516	20,877
Derivatives
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	57,243	72,043	76,724
Equity instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	21,353	14,497	18,225
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	933	546	630
FINANCIAL ASSETS AVAILABLE-FOR-SALE:	4,790	5,487	4,849
LIABILITIES AND EQUITY
Financial assets available-for-sale	914	1,148	746
Debt instruments
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	36,351	48,922	43,964
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	3,485	3,398	3,717
FINANCIAL ASSETS AVAILABLE-FOR-SALE:	128,481	111,287	117,187
LOANS AND RECEIVABLES	17,543	13,237	10,907
INVESTMENTS HELD-TO-MATURITY	13,491	14,468	4,355
LIABILITIES AND EQUITY
Financial assets available-for-sale	1,154	423	98
Loans and advances
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	10,511	12,725	7,433
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	30,364	27,665	40,696
LOANS AND RECEIVABLES	885,470	826,767	825,249
Loans and advances - Central banks
ASSETS
LOANS AND RECEIVABLES	26,278	27,973	17,337
Loans and advances - Credit institutions
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	1,696	3,221	1,352
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	9,889	10,069	26,403
LOANS AND RECEIVABLES	39,567	35,424	37,438
Loans and advances - Customers
ASSETS
FINANCIAL ASSETS HELD FOR TRADING	8,815	9,504	6,081
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS:	20,475	17,596	14,293
LOANS AND RECEIVABLES	€ 819,625	€ 763,370	€ 770,474